GMO Global Equity Allocation Fund N-1A Cover	Feb. 28, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	GMO TRUST
Entity Central Index Key	0000772129
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Prospectus Date	Jun. 30, 2026